    As filed with the Securities and Exchange Commission on January 7, 2004
                                                     Registration No. 333-109813


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


    [_] Pre-Effective Amendment No.          [X] Post-Effective Amendment No. 1


                        (Check appropriate box or boxes)

                               Forward Funds, Inc.
               (Exact Name of Registrant as Specified in Charter)

                       433 California Street, 11/th/ Floor
                         San Francisco, California 94104
               (Address of Principal Executive Offices) (Zip code)

                  Registrant's Telephone Number: 1-800-999-6809

                                J. Alan Reid, Jr.
                               Forward Funds, Inc.
                       433 California Street, 11/th/ Floor
                         San Francisco, California 94104
                     (Name and Address of Agent for Service)

                                    Copy to:

                                 Robert W. Helm
                                   Dechert LLP
                                1775 I Street, NW
                              Washington, DC 20006


It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.


No filing fee is due because an indefinite number of shares have been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.






                                EXPLANATORY NOTE

The purpose of this filing is to file as an exhibit the opinion of counsel supporting the tax matters and consequences to shareholders of the reorganization, as required by Item 16 (12) of Form N-14. Parts A and B to this Registration Statement are incorporated by reference to the definitive Proxy Statement/ Prospectus and Statement of Additional Information filed on EDGAR on December 11, 2003 (SEC File No. 333-109813).

                               FORWARD FUNDS, INC.

                                     PART C

                                OTHER INFORMATION

Item 15.  Indemnification
--------

     Section 2-418 of the General Corporation Law of the State of Maryland,
Article VII of the Company's Articles of Incorporation, and Article VI of the Company's Bylaws provide for indemnification.

          Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a trustee, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court to appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.  Exhibits
--------

     (1)  (a)  Articles of Incorporation dated October 2, 1997 filed as Exhibit
               (b) (1) to the Registrant's Initial Registration Statement on Form N-1A, filed on October 7, 1997 (Accession No.
               0000943663-97-000252(the "Initial Registration Statement").

          (b)  Articles Supplementary dated August 14, 1998 filed as Exhibit (1)
               (b) to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A, filed on September 18, 1998 (Accession No. 0000943663-98-000317) ("PEA No. 8").

          (c)  Articles of Amendment dated October 8, 2002 filed as Exhibit (a)
               (3) to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A, filed on October 18, 2002 (Accession No. 0001021408-02-012677) ("PEA No. 18")

          (d)  Articles Supplementary dated October 8, 2002 filed as Exhibit (a)
               (4) to PEA No. 18.

          (e)  Articles Supplementary dated December 5, 2002 filed as Exhibit
               (a) (5) to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A, filed on December 30, 2002 (Accession No. 0000898430-02-004686) ("PEA No. 19")

          (f)  Articles of Amendment dated December 5, 2002 filed as Exhibit (a)
               (6) to PEA No. 19.

                                       C-1

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          (g)  Articles Supplementary dated August 7, 2003 filed as Exhibit (a)
               (7) to PEA No. 22.

     (2) By-Laws filed as Exhibit (b) (2) to the Registrant's Initial Registration Statement.

     (3)       Not Applicable.


     (4) Form of Agreement and Plan of Reorganization filed as Exhibit A to the Company's initial Proxy Statement/Prospectus on Form N-14 filed on October 17, 2003. (SEC No. 333-109813)


     (5)       Not Applicable.

     (6) (a) Amended and Restated Investment Management Agreement dated June 6, 2002, as amended December 5, 2002 between Forward Management, LLC and Forward Funds, Inc. (the "Company") on behalf of the Sierra Club Stock Fund, the Forward Hansberger International Growth Fund, the Forward Hoover Small Cap Equity Fund and the Forward Uniplan Real Estate Investment Fund filed as Exhibit (d)
               (1) to PEA No. 19.

          (b) Investment Management Agreement dated January 2, 2003, between Forward Management, LLC and the Company on behalf of the Forward Hoover Mini-Cap Fund and the Sierra Club Balanced Fund filed as Exhibit (d) (2) to Post-Effective No. 20 to the Registrant's Registration Statement on Form N-1A, filed on May 1, 2003 (Accession No. 0000898430-03-002730 ("PEA No. 20").

          (c) Investment Sub-Advisory Agreement dated February 15, 2000 among Hansberger Global Investors, Inc., the Company and Forward Management, LLC on behalf of the Hansberger International Growth Fund filed as Exhibit (d) (3) to PEA No. 19.

          (d) Amended and Restated Sub-Advisory Agreement dated October 1, 1998, and amended and restated on March 7, 2002 and June 6, 2002 among Hoover Investment Management Co., LLC, Forward Management, LLC and the Company on behalf of the Forward Hoover Small Cap Equity Fund filed as Exhibit (d) (4) to PEA No. 20.

          (e) Sub-Advisory Agreement dated May 3, 1999 among Uniplan, Inc., the Company and Forward Management, LLC on behalf of the Uniplan Real Estate Investment Fund filed as Exhibit (d) (5) to PEA No. 19.

          (f) Investment Sub-Advisory Agreement dated December 31, 2002 among Harris Bretall Sullivan & Smith L.L.C., Forward Management, LLC and the Company on behalf of the Sierra Club Balanced Fund and Sierra Club Stock Fund filed as Exhibit (d) (6) to PEA No. 20.

          (g) Investment Sub-Advisory Agreement dated December 31, 2002 among New York Life Investment Management LLC, the Company and Forward Management, LLC on behalf of the Sierra Club Balanced Fund and Sierra Club Stock Fund filed as Exhibit (d) (7) to PEA No. 20.

          (h) Sub-Advisory Agreement dated January 2, 2003 between Hoover Investment Management Co., LLC, Forward Management, LLC and the Company on behalf of the Forward Hoover Min-Cap Fund filed as Exhibit (d) (8) to PEA No. 20.

     (7) (a) Distribution Agreement with PFPC Distributors, Inc. dated December 31, 2000 filed as Exhibit (e) to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed on May 1, 2001 (Accession No.
               0000912057-01-511963) ("PEA No.

                                       C-2

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               15").

          (b) Amended Schedule A to the Distribution Agreement dated December 5, 2002 filed as Exhibit (e) (2) to PEA No. 19.

     (8)  Not Applicable.

     (9)  (a)  Custodian Agreement dated June 18, 2001 filed as Exhibit (g)
               (1) to PEA No. 19.

          (b) Appendix B to the Custodian Agreement dated January 31, 2003 filed as Exhibit (g) (2) to PEA No. 20.

     (10) (a)  Rule 12b-1 Plan filed as Exhibit (m) to PEA No. 12.

          (b) Amended Appendix A dated December 5, 2002 to the Rule 12b-1 Plan (Investor Class Shares) filed as Exhibit (m) (2) to PEA No. 19.

          (c) Amended and Restated Rule 18f-3 Plan filed as Exhibit (n) to PEA No. 13.


     (11) Opinion and consent of Dechert LLP regarding legality of issuance of shares and other matters filed as Exhibit (11) to the Company's initial Proxy Statement/ Prospectus on Form N-14 filed on October 17, 2003. (SEC No. 333-109813).

     (12) Opinion of Dechert LLP regarding tax matters. (filed herewith)


     (13) Not Applicable.


     (14) Consent of Independent Auditors filed as Exhibit (14) to the Company's initial Proxy Statement/ Prospectus on Form N-14 filed on October 17, 2003 (SEC No. 333-109813).


     (15) Not Applicable.

     (16) Powers of Attorney filed as an Exhibit to PEA No. 23.




     ----------

Item 17.  Undertakings.
--------

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.




                                       C-3

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the 1933 Act and has caused this Post-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of San Francisco and the State of California on the 7th day of January, 2004.


                                           FORWARD FUNDS, INC.


                                           /s/ J. Alan Reid, Jr.
                                           -------------------------------------
                                           J. Alan Reid, Jr.
                                           President

     As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

        SIGNATURE                          TITLE                   Date

/s/ J. Alan Reid, Jr.             President and Director       January 7, 2004
----------------------------
J. Alan Reid, Jr.

/s/ Haig G. Mardikian*            Director                     January 7, 2004
----------------------------
Haig G. Mardikian

/s/ Leo T. McCarthy*              Director                     January 7, 2004
----------------------------
Leo T. McCarthy

/s/ DeWitt Bowman*                Director                     January 7, 2004
----------------------------
DeWitt Bowman

/s/ Donald O'Connor*              Director                     January 7, 2004
----------------------------
Donald O'Connor

/s/ Kenneth V. Domingues*         Director                     January 7, 2004
----------------------------
Kenneth V. Domingues

/s/ John McGowan                  Treasurer                    January 7, 2004
----------------------------
John McGowan


*By  /s/ Mary Curran
     -----------------------
         Mary Curran
         Attorney -in-Fact

                                INDEX OF EXHIBITS

     (12) Opinion of Dechert regarding tax matters.

                                                                      Exhibit 12

[LOGO OF DECHERT LLP]

[LETTERHEAD OF DECHERT LLP]

December 23, 2003


Board of Trustees
Pictet Funds

Pictet International Small Companies Fund

101 Federal Street
Boston, Massachusetts 02110

Board of Directors
Forward Funds, Inc.
Forward International Small Companies Fund
433 California Street, 11/th/ Floor
San Francisco, California 94104



Ladies and Gentlemen:

              You have requested our opinion regarding certain federal income tax consequences to the Pictet International Small Companies Fund ("Target"), a separate series of Pictet Funds, a Massachusetts business trust ("Trust"), to the holders of the shares of beneficial interest (the "Shares) of Target (the "Target Shareholders"), and to the Forward International Small Companies Fund ("Acquiring Fund"), a separate series of Forward Funds, Inc., a Maryland Corporation ("Company"), in connection with the proposed transfer of substantially all of the properties of Target to Acquiring Fund in exchange solely for voting shares of beneficial interest of Acquiring Fund ("Acquiring Fund Shares"), followed by the distribution of such Acquiring Fund Shares received by Target in complete liquidation and termination of Target (the "Reorganization"), all pursuant to an Agreement and Plan of Reorganization (the "Plan") dated as of December 22, 2003, executed by the Trust on behalf of Target and the Company on behalf of the Acquiring Fund.

              For purposes of this opinion, we have examined and rely upon (1) the Plan, (2) the Form N-14 filed by Acquiring Fund on October 17, 2003 with the Securities and Exchange Commission (3) the related Proxy Statement dated December 8, 2003, (4) the facts and representations contained in the letter dated on or about the date hereof addressed to us from the Company on behalf of the Acquiring Fund, (5) the facts and representations contained in the letter dated on or about the date hereof addressed to us from Trust on behalf of Target, and (6) such other documents and instruments as we have deemed necessary or appropriate for purposes of rendering this opinion.


              This opinion is based upon the Internal Revenue Code of 1986, as amended (the "Code"), United States Treasury regulations, judicial decisions, and administrative rulings and pronouncements of the Internal Revenue Service, all as in

Board of Trustees
Board of Directors

December 23, 2003

Page 2

effect on the date hereof. This opinion is conditioned upon the Reorganization taking place in the manner described in the Plan and the Form N-14 referred to above.

              Based upon the foregoing, it is our opinion that, with respect to each Reorganization:

1. The acquisition by Acquiring Fund of substantially all of the properties of Target in exchange solely for Acquiring Fund Shares followed by the distribution of Acquiring Fund Shares to the Target Shareholders in exchange for their Target shares in complete liquidation and termination of Target will constitute a reorganization within the meaning of section 368(a) of the Code. Target and Acquiring Fund will each be "a party to a reorganization" within the meaning of section 368(b) of the Code.

2. Target will not recognize gain or loss upon the transfer of substantially all of its assets to Acquiring Fund in exchange solely for Acquiring Fund Shares, except to the extent that Target's assets consist of contracts described in Section 1256(b) of the Code ("Section 1256 Contracts"); Target will be required to recognize gain or loss on the transfer of any such Section 1256 Contracts to Acquiring Fund pursuant to the Reorganization as if such 1256 Contracts were sold to Acquiring Fund on the effective date of the Reorganization at their fair market value. Target will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund Shares received by Target in the Reorganization. We do not express any opinion as to whether any accrued market discount will be required to be recognized as ordinary income.

3. Acquiring Fund will recognize no gain or loss upon receiving the properties of Target in exchange soley for Acquiring Fund Shares.

4. The aggregated adjusted basis to Acquiring Fund of the properties of Target received by Acquiring Fund in the Reorganization will be the same as the aggregate adjusted basis of those properties in the hands of Target immediately before the exchange.

5. Acquiring Fund's holding periods with respect to the properties of Target that Acquiring Fund acquires in the transaction will include the respective periods for which those properties were held by Target (except where investment activities of Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset).





6. The Target Shareholders will recognize no gain or loss upon receiving Acquiring Fund Shares solely in exchange for Target shares.

7. The aggregate basis of the Acquiring Fund Shares received by a Target Shareholder in the transaction will be the same as the aggregate basis of Target shares surrendered by the Target Shareholder in exchange therefor.

Board of Trustees
Board of Directors

December 23, 2003

Page 3


8. A Target Shareholder's holding period for the Acquiring Fund Shares received by the Target Shareholder in the transaction will include the holding period during which the Target Shareholder held Target shares surrendered in exchange therefor, provided that the Target Shareholder held such shares as a capital asset on the date of Reorganization.


              We express no opinion as to the federal income tax consequences of the Reorganization except as expressly set forth above, or as to any transaction except those consummated in accordance with the Plan.

Very truly yours,


/s/ Dechert LLP

[LOGO OF DECHERT LLP]

BOSTON

BRUSSELS

FRANKFURT

HARRISBURG

HARTFORD

LONDON

LUXEMBOURG

NEW YORK

NEWPORT BEACH

PARIS

PHILADELPHIA

PRINCETON

SAN FRANCISCO

WASHINGTON

January 7, 2004

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Form N-14 for Forward Funds, Inc. on behalf of its series Forward International Small Companies Fund

(File Number: 333-109813)

Dear Ladies and Gentlemen:

     Attached for filing via the EDGAR system is Post-Effective Amendment No.1 to the Form N-14 filed on behalf of Forward Funds, Inc. (the "Company"). This Post-Effective Amendment is being filed for the purpose of adding as an exhibit the opinion of counsel supporting the tax matters and consequences to shareholders of the reorganization in which the Forward International Small Companies Fund, a series of the Company, acquired all of the assets of Pictet International Small Companies Fund, a series of Pictet Funds, a Massachusetts business trust, in exchange for shares of Forward International Small Companies Fund and the assumption by Forward International Small Companies Fund of the liabilities of Pictet International Small Companies Fund.

     Should you have any questions feel free to contact the undersigned at 202.261.3371.

Very truly yours,


/s/ Cynthia D. Baughman


Cynthia D. Baughman

Attachments

Law Offices of Dechert LLP
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